Marketable Securities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Marketable Securities
Marketable securities, beginning	$ 2,675,000	$ 2,675	$ 346
Additions, upon acquisition of Eastmain			1,662
Additions		110	102
Sale of marketable securities	(1,000,000)
Realized loss on disposition	(311,000)
Unrealized net gain (loss) on marketable securities		(869)	565
Marketable securities, ending	$ 605,000	$ 605	$ 2,675